Note 6 - Intangible Assets 1	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Notes to Financial Statements
Goodwill and Intangible Assets Disclosure [Text Block]
NOTE
6.
INTANGIBLE ASSETS

The Company had approximately
$3.1
 million and
$3.6
 million in intangible assets, net of amortization, at
March 31, 2021
and
December 31, 2020
, respectively. Shown below are the details of the components that represent these balances.

Intangible assets consisted of the following as of
March 31, 2021

	Cost	Accumulated Amortization	Carrying Value	Amortization Life and Method

IP Software	$2,378,248	$(2,367,723)	$25,137	3 years - straight-line
Portfolios and Client Lists	7,714,665	(7,066,676)	647,989	4 years - straight-line
Client Acquisition Costs	8,988,102	(6,583,059)	2,405,042	4 years - straight-line
PCI Certification	449,000	(449,000)	-	3 years - straight-line
Trademarks	703,586	(703,586)	-	3 years - straight-line
Domain Names	437,810	(437,810)	-	3 years - straight-line
Total	$20,671,410	$(17,607,854)	$3,078,168

Intangible assets consisted of the following as of
December 31, 2020

	Cost	Accumulated Amortization	Carrying Value	Amortization Life and Method

IP Software	$2,378,248	$(2,321,843)	$40,185	3 years - straight-line
Portfolios and Client Lists	7,714,665	(6,776,317)	938,348	4 years - straight-line
Client Acquisition Costs	8,841,617	(6,224,824)	2,616,794	4 years - straight-line
PCI Certification	449,000	(449,000)	-	3 years - straight-line
Trademarks	703,586	(703,586)	-	3 years - straight-line
Domain Names	437,810	(437,810)	-	3 years - straight-line
Total	$20,524,925	$(16,913,379)	$3,595,326

Amortization expense for the intangible assets was approximately
$663,000
 and
$680,000
for the
three
months ended
March 31, 2021
and
2020
, respectively.

The following table presents the estimated aggregate future amortization expense of intangible assets:

2021 (remainder of year)	$555,830
2022	741,106
2023	741,106
2024	734,822
2025	305,303
Balance March 31, 2021	$3,078,168

NOTE
6.
INTANGIBLE ASSETS

The Company had approximately
$3.6
and
$5.7
million in intangible assets, net of amortization, at
December 31, 2020
and
2019,
respectively. Shown below are the details of the components that represent these balances.

Intangible Assets Consisted of the following as of
December 31, 2020

	Cost	Accumulated Amortization	Carrying Value	Amortization Life and Method
IP Software	$2,378,248	$(2,321,843)	$40,185	3 years - straight-line
Portfolios and Client Lists	7,714,665	(6,776,317)	938,348	4 years - straight-line
Client Acquisition Costs	8,841,617	(6,224,824)	2,616,794	4 years - straight-line
PCI Certification	449,000	(449,000)	-	3 years - straight-line
Trademarks	703,586	(703,586)	-	3 years - straight-line
Domain Names	437,810	(437,810)	-	3 years - straight-line
Total	$20,524,925	$(16,913,379)	$3,595,326

Intangible assets consisted of the following as of
December 31, 2020

	Cost	Accumulated Amortization	Carrying Value	Amortization Life and Method
IP Software	$2,343,888	$(2,240,695)	$103,193	3 years - straight-line
Portfolios and Client Lists	7,714,665	(5,614,880)	2,099,785	4 years - straight-line
Client Acquisition Costs	8,238,018	(4,762,347)	3,475,671	4 years - straight-line
PCI Certification	449,000	(449,000)	-	3 years - straight-line
Trademarks	703,586	(703,586)	-	3 years - straight-line
Domain Names	437,810	(437,810)	-	3 years - straight-line
Total	$19,886,967	$(14,208,318)	$5,678,649

Amortization expense for the intangible assets was approximately
$2.6
million and
$2.7
million for the years ended
December 31, 2020
and
2019,
respectively.

The following table presents the estimated aggregate future amortization expense of intangible assets:

2021	$866,629
2022	866,629
2023	866,629
2024	853,234
2025	142,205
Balance December 31, 2020	$3,595,326